SEGMENT INFORMATION - Reconciliation of FFO (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Segments [Abstract]
FFO	$ 1,147	$ 866	$ 873
Depreciation and amortization of real estate assets	(283)	(264)	(244)
Fair value gains, net	596	2,466	1,254
Share of equity accounted income - non-FFO	1,055	114	82
Income tax benefit (expense)	(196)	(81)	(192)
Non-controlling interests of others in operating subsidiaries and properties - non-FFO	(363)	(1,123)	(1,398)
Net income attributable to unitholders	1,956	1,978	375
Non-controlling interests of others in operating subsidiaries and properties	1,201	1,676	2,093
Net income	$ 3,157	$ 3,654	$ 2,468